Common Stock Options (Details Narrative 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Equity plan reserved shares	6,475,750	6,475,750
Equity plan issued shares	161,250	161,250
Options granted, weighted average exercise price	$ .53	$ 0.51
Weighted average fair value of options granted	$ .15	$ 0.30
Weighted average remaining contract life, exercisable options	5 years 1 month 6 days	5 years 6 months 15 days
Weighted average remaining contract life, outstanding options	5 years 3 months	5 years 10 months 13 days
Aggregate intrinsic value of options	$ 74,250	$ 159,300
Aggregate intrinsic value of options exercisable	74,250	159,300
Unrecognized compensation cost related to non-vested options	$ 12,678	$ 167,110
Weighted average period of non vested options		8 months 1 day